Capital Leased Assets and Capital Lease Obligations	12 Months Ended
Dec. 31, 2015
Capital Leased Assets and Capital Lease Obligations [Abstract]:
Capital Leased Assets and Capital Lease Obligations

The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively (Note 6). At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries. The shipbuilding contracts for these vessels were novated to a financial institution for an amount of $85,572 each which took delivery of the vessels and the vessels were leased back for a period of ten years.

The sale and leaseback transactions were classified as capital leases. Furthermore, as the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was considered as prepaid lease rentals. In this respect, an aggregate amount of $49,817 (including the net settlements on interest rate swaps qualifying for hedge accounting of $6,604) was transferred to prepaid lease rentals.

The total value of the three vessels at the inception of the capital lease transactions amounted to $256,716. The depreciation charged during the years ended December 31, 2014 and 2015, amounted to $6,169 and $7,581, respectively, and are included in Depreciation in the accompanying consolidated statements of income. As of December 31, 2015, the net book value of the three vessels amounted to $242,966 and is separately reflected as Capital leased assets, in the accompanying 2015 consolidated balance sheet.

The balance of prepaid lease rentals, as of December 31, 2014 and 2015, is analyzed as follows:

	December 31, 2014	December 31, 2015
Prepaid lease rentals	49,817	45,793
Less: Amortization of prepaid lease rentals	(4,024)	(4,982)
Prepaid lease rentals	45,793	40,811
Less: current portion	(4,982)	(4,982)
Non-current portion	40,811	35,829

The capital lease obligations amounting to $233,624 as at December 31, 2015, are scheduled to expire through 2024 and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expenses incurred on capital leases for the years ended December 31, 2014 and 2015 amounted to $14,793 and $17,131, respectively and are included in Interest and finance costs in the accompanying consolidated statements of income.

The annual lease payments in aggregate required under the capital leases after December 31, 2015, are as follows:

Year ending December 31,	Amount
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020	30,783
2021 and thereafter	176,769
Total	330,430
Less: Amount of interest	(96,806)
Total lease payments	233,624

The total capital lease obligations are presented in the accompanying December 31, 2015, consolidated balance sheet as follows:

Capital lease obligation – current	14,534
Capital lease obligation – non current	219,090
233,624